Convertible Preferred Shares and Warrants (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Convertible Preferred Shares and Warrants (Details) [Line Items]
Convertible preferred shares (in Shares) | shares	12,520,977
Carrying value (in Dollars) | $	$ 106,300
Annual interest percentage	6.00%
Liquidation rights, description	Holders of Series E-1, E preferred shares and D preferred shares were entitled to receive an amount equal to the original issuance price thereof, times 1.3, plus 6% annual interest, on the original issue price, compounded annually from the date of issuance and up to the date of liquidation for each of their shares plus an amount equal to the declared but unpaid dividends, less any dividend preference amount previously declared and actually paid.
Conversion, description	Each share of Series A, A-1, B, B-1, C-1, C-2, D-1, D-3, E and E-1 was convertible into Ordinary shares on a 1-for-1 ratio.
Warrant [Member]
Convertible Preferred Shares and Warrants (Details) [Line Items]
Warrants to purchase, description	rights - the holders of Series A, A-1, B, B-1, C-1, C-2, D-1, D-3, E and E-1 convertible preferred shares were entitled to receive on a pari passu basis, prior and in preference to the declaration or payment of any dividend or distribution to the holders of any other class of shares on an as-converted basis if any dividend or distribution was declared by the Company’s board of directors, an amount equal to 6% per annum of the applicable original issue price for such preferred shares (the “Preference Dividend”).
Series A Convertible Preferred shares [Member]
Convertible Preferred Shares and Warrants (Details) [Line Items]
Share price	$ 1.51
Series A-1 Convertible Preferred Shares [Member]
Convertible Preferred Shares and Warrants (Details) [Line Items]
Share price	1.76
Series B Convertible Preferred shares [Member]
Convertible Preferred Shares and Warrants (Details) [Line Items]
Share price	3.6
Series B-1 Convertible Preferred Shares [Member]
Convertible Preferred Shares and Warrants (Details) [Line Items]
Share price	5.06
Series C-1 Convertible Preferred Shares [Member]
Convertible Preferred Shares and Warrants (Details) [Line Items]
Share price	6.95
Series C-2 Convertible Preferred Shares [Member]
Convertible Preferred Shares and Warrants (Details) [Line Items]
Share price	9.23
Series D-1 Convertible Preferred Shares [Member]
Convertible Preferred Shares and Warrants (Details) [Line Items]
Share price	9.23
Series D-3 Convertible Preferred Shares [Member]
Convertible Preferred Shares and Warrants (Details) [Line Items]
Share price	9.23
Series E Convertible Preferred [Member]
Convertible Preferred Shares and Warrants (Details) [Line Items]
Share price	13.3
Series E-1 Convertible Preferred [Member]
Convertible Preferred Shares and Warrants (Details) [Line Items]
Share price	$ 13.3
Series E-1 Convertible Preferred Shares [Member]
Convertible Preferred Shares and Warrants (Details) [Line Items]
Preferred shares (in Shares) | shares	158,967
Beneficial feature value (in Dollars) | $	$ 2,114